Related Party Transactions (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 01, 2023	Apr. 01, 2022	May 31, 2024	Oct. 31, 2023	Apr. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Jan. 31, 2023
Related Party Transactions [Line Items]
Outstanding amount due from the related parties						$ 575,341
Operating lease term			2 years		2 years
Operating lease liabilities						88,139	$ 454,948
Operating lease right-of-use assets						85,221	447,475
Dividend payable						400,455
Related Party [Member]
Related Party Transactions [Line Items]
Rental income						76,923
Dividend payable						400,455
Office and Warehouse [Member]
Related Party Transactions [Line Items]
Operating lease term			2 years
Payment for rent						216,831	216,831
Office and Warehouse [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Ownership percentage		99.90%
Office and Warehouse [Member] | J-Long’s office [Member]
Related Party Transactions [Line Items]
Operating lease liabilities							211,685
Office and Warehouse [Member] | Charm Vision Holdings Limited [Member]
Related Party Transactions [Line Items]
Operating lease liabilities
Operating lease right-of-use assets							207,078
Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Payment for rent						143,192	62,972
Operating lease liabilities						79,077	215,429
Operating lease right-of-use assets						76,406	212,791
Carpark Lease [Member]
Related Party Transactions [Line Items]
Ownership percentage	99.90%
Operating lease term								2 years
Payment for rent			$ 718			12,308	3,077
Operating lease liabilities							20,683
Carpark Lease [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Operating lease liabilities						9,062
Operating lease right-of-use assets						$ 8,815	$ 20,570
Monthly Rent One [Member] | Office and Warehouse [Member]
Related Party Transactions [Line Items]
Payment for rent					$ 1,564
Monthly Rent One [Member] | Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Payment for rent				$ 5,460
Monthly Rent Three [Member] | Office and Warehouse [Member]
Related Party Transactions [Line Items]
Payment for rent					5,460
Monthly Rent Three [Member] | Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Payment for rent				1,494
Monthly Rent Two [Member] | Office and Warehouse [Member]
Related Party Transactions [Line Items]
Payment for rent					2,812
Monthly Rent Two [Member] | Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Payment for rent				$ 1,399
Monthly Rent Four [Member]
Related Party Transactions [Line Items]
Payment for rent					$ 2,812